Financial Risk Management - Details of Financial Instruments that Have Not Been Converted to Alternative Interest Rate Benchmark (Details) ₩ in Millions	Dec. 31, 2022 KRW (₩) [1]
Financial assets at fair value through profit or loss [Member]
Details of financial instruments that have not been converted to alternative interest rate benchmark [Line Items]
Exposure amount about USD LIBOR	₩ 0
Financial liabilities designated at fair value through profit or loss [Member]
Details of financial instruments that have not been converted to alternative interest rate benchmark [Line Items]
Exposure amount about USD LIBOR	0
Financial Investments [Member]
Details of financial instruments that have not been converted to alternative interest rate benchmark [Line Items]
Exposure amount about USD LIBOR	22,800
Loans [Member]
Details of financial instruments that have not been converted to alternative interest rate benchmark [Line Items]
Exposure amount about USD LIBOR	1,954,327
Borrowings and debentures [Member]
Details of financial instruments that have not been converted to alternative interest rate benchmark [Line Items]
Exposure amount about USD LIBOR	531,334
Derivative financial instruments [Member]
Details of financial instruments that have not been converted to alternative interest rate benchmark [Line Items]
Exposure amount about USD LIBOR	₩ 290,423

[1]	Financial instruments to be expired before transition to alternative interest rate benchmark are excluded.